Assets Held for Sale - Rusoro Narrative (Details) $ in Millions			12 Months Ended
	Jan. 22, 2024 USD ($)	Jan. 09, 2024 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Total equity accounted investees			$ 2.8	$ 12.6
Profit on disposal of assets held for sale - Rusoro
Disclosure of transactions between related parties [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents	$ (62.3)
Profit on disposal of asset held for sale			$ 0.0	$ 62.3
Profit on disposal of assets held for sale - Rusoro | Other disposals of assets
Disclosure of transactions between related parties [line items]
Number of common shares sold (in shares) | shares		140,000,001
Portion of consideration paid (received) consisting of cash and cash equivalents		$ (62.3)
Term for agreement payment (in months)		18 months
Maximum percentage from aggregated holding common shares		0.50
Percentage in cash from gross proceeds by affiliates		0.15
Contingent consideration, cumulative gross proceeds in respect of purchased shares		$ 210.0